Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 4,052,593	$ 5,011,534
Lease liabilities	4,363,406	5,129,987
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 4,052,593	$ 5,011,534